As filed with the Securities and Exchange Commission on July 9, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22997

Oaktree Funds
(Exact name of registrant as specified in charter)

333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

John Sweeney
President
Oaktree Funds
333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
(Name and address of agent for service)

(855) 625-3863
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2015

Item 1. Reports to Stockholders.

OAKTREE®

OAKTREE FUNDS

Semi-Annual Report

April 30, 2015

Schedules of Investments	2

Financial Statements	13

Notes to the Financial Statements	17

Expense Example	23

Additional Information	24

Oaktree Funds

Schedules of Investments

OAKTREE HIGH YIELD BOND FUND				April 30, 2015 (Unaudited)
	Rate		Maturity	Principal1	Fair Value $
Corporate Bonds – 97.8%
Aerospace & Defense – 1.7%
Bombardier Inc	6.00%	2	10/15/22	200,000	190,000
Huntington Ingalls Industries Inc	5.00%	2	12/15/21	125,000	129,687
T A Manufacturing Ltd	3.63%	2	04/15/23	€ 100,000	112,675
					432,362

Auto Components – 3.0%
Gestamp Funding SA	5.88%		05/31/20	€ 100,000	119,022
Goodyear Tire & Rubber Co	7.00%		05/15/22	95,000	104,381
Grupo Antolin BV	4.75%		04/01/21	€ 100,000	115,794
Pittsburgh Glass Works LLC	8.00%	2	11/15/18	125,000	132,812
Schaeffler Holding Finance BV (PIK 6.50%)	5.75%		11/15/21	€ 120,000	146,714
ZF North America Capital Inc	4.50%	2	04/29/22	150,000	151,313
					770,036

Beverage s – 0.5%
Refresco Gerber BV	7.38%		05/15/18	€ 100,000	117,057

Building Products – 1.4%
Building Materials Corp of America	6.75%	2	05/01/21	125,000	133,281
Kerneos Corporate SAS	5.75%		03/01/21	€ 100,000	119,808
Xella Holdco Finance SA (PIK 9.88%)	9.13%		09/15/18	€ 100,000	117,338
					370,427

Capital Markets – 0.6%
Neuberger Berman Group LLC	5.88%	2	03/15/22	150,000	162,000

Chemicals – 3.4%
Axalta Coating Systems Inc	5.75%		02/01/21	€ 100,000	119,593
Evolution Escrow Issuer LLC	7.50%	2	03/15/22	155,000	157,325
Ineos Finance PLC	4.00%	2	05/01/23	€ 130,000	144,511
Plastipak Holdings Inc	6.50%	2	10/01/21	125,000	128,750
PSPC Escrow Corp	6.00%	2	02/01/23	€ 100,000	117,198
SPCM SA	2.88%	2	06/15/23	€ 100,000	113,127
Trinseo Materials Operating SCA	8.75%		02/01/19	105,000	111,432
					891,936

Commercial Services & Supplies – 6.9%
AA Bond Co Ltd	5.50%	2	07/31/22	£ 100,000	156,093
AA Bond Co Ltd	9.50%		07/31/19	£ 100,000	170,101
ACCO Brands Corp	6.75%		04/30/20	175,000	185,063
ADT Corp	6.25%		10/15/21	175,000	189,000
Clean Harbors Inc	5.25%		08/01/20	125,000	129,375
Covanta Holding Corp	6.38%		10/01/22	115,000	122,763
Iron Mountain PLC	6.13%		09/15/22	£ 100,000	162,632
RR Donnelley & Sons Co	7.00%		02/15/22	200,000	222,250
Techem Energy Metering Service GmbH & Co	7.88%		10/01/20	€ 100,000	124,109
TMS International Corp	7.63%	2	10/15/21	85,000	85,425
Trionista TopCo GmbH	6.88%		04/30/21	€ 100,000	121,773
West Corp	5.38%	2	07/15/22	130,000	125,450
					1,794,034

Communications Equipment – 1.4%
CommScope Holding Co Inc (PIK 7.38%)	6.63%	2	06/01/20	200,000	205,760
ViaSat Inc	6.88%		06/15/20	150,000	160,247
					366,007

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedules of Investments

OAKTREE HIGH YIELD BOND FUND				April 30, 2015 (Unaudited)
	Rate		Maturity	Principal1	Fair Value $
Construction & Engine e ring – 0.9%
AECOM	5.75%	2	10/15/22	130,000	134,875
Novafives SAS	4.50%		06/30/21	€ 100,000	111,460
					246,335

Construction Materials – 0.8%
American Builders & Contractors Supply Co Inc	5.63%	2	04/15/21	200,000	207,500

Consumer Finance – 0.6%
Ally Financial Inc	4.63%		03/30/25	130,000	129,310
Navient Corp	5.00%		10/26/20	40,000	39,100
					168,410

Containers & Packaging – 3.3%
Ardagh Packaging Finance PLC	4.25%		01/15/22	€ 100,000	115,092
Berry Plastics Corp	5.50%		05/15/22	125,000	130,000
Cascades Inc	5.50%	2	07/15/22	125,000	127,032
Kloeckner Pentaplast of America Inc	7.13%	2	11/01/20	€ 100,000	113,829
Owens-Brockway Glass Container Inc	5.00%	2	01/15/22	125,000	128,750
SIG Combibloc Holdings SCA	7.75%	2	02/15/23	€ 100,000	120,566
Silgan Holdings Inc	5.50%		02/01/22	120,000	126,150
					861,419

Diversified Tele communication Services – 4.8%
Altice Financing SA	6.63%	2	02/15/23	200,000	207,000
CenturyLink Inc	5.63%	2	04/01/25	145,000	145,544
Frontier Communications Corp	7.63%		04/15/24	125,000	127,969
Intelsat Jackson Holdings SA	7.25%		10/15/20	125,000	129,203
Level 3 Financing Inc	5.13%	2	05/01/23	250,000	249,688
Telecom Italia SpA	3.25%		01/16/23	€ 110,000	131,119
Telefonica Europe BV	6.50%	3	09/29/49	€ 100,000	125,886
Ziggo Bond Finance BV	4.63%	2	01/15/25	€ 100,000	115,945
					1,232,354

Electric Utilities – 0.9%
Enel SpA	6.50%	3	01/10/74	€ 100,000	125,733
RJS Power Holdings LLC	5.13%	2	07/15/19	105,000	103,950
					229,683

Electrical Equipment – 0.2%
General Cable Corp	5.75%		10/01/22	55,000	50,600

Electronic Equipment, Instruments & Components – 1.0%
Belden Inc	5.50%		04/15/23	€ 100,000	121,128
Sanmina Corp	4.38%	2	06/01/19	125,000	125,937
					247,065

Energy Equipment & Services – 0.7%
Forum Energy Technologies Inc	6.25%		10/01/21	111,000	105,450
Precision Drilling Corp	6.50%		12/15/21	80,000	78,600
					184,050

Food & Staples Retailing – 0.7%
Ingles Markets Inc	5.75%		06/15/23	125,000	130,625
Rite Aid Corp	6.13%	2	04/01/23	40,000	41,650
					172,275

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedules of Investments

OAKTREE HIGH YIELD BOND FUND				April 30, 2015 (Unaudited)
	Rate		Maturity	Principal1	Fair Value $
Food Products – 4.0%
EWOS Holding AS	6.75%		11/01/20	€ 100,000	112,847
HJ Heinz Co	4.88%	2	02/15/25	95,000	103,977
JBS LLC	8.25%	2	02/01/20	175,000	186,812
Pilgrims Pride Corp	5.75%	2	03/15/25	50,000	51,375
Pinnacle Foods Finance LLC	4.88%		05/01/21	125,000	126,875
Post Holdings Inc	6.75%	2	12/01/21	100,000	101,400
R&R Ice Cream PLC (PIK 10.00%)	9.25%		05/15/18	€ 100,000	113,689
R&R Ice Cream PLC	5.50%		05/15/20	£ 100,000	158,680
Smithfield Foods Inc	5.25%	2	08/01/18	93,000	95,557
					1,051,212

Gambling Industries – 0.3%
Scientific Games Intl Inc.	7.00%	2	01/01/22	85,000	89,038

Gas Utilities – 1.6%
AmeriGas Finance LLC	7.00%		05/20/22	50,000	53,750
AmeriGas Partners LP	6.25%		08/20/19	125,000	130,000
Suburban Propane Partners LP	5.75%		03/01/25	220,000	228,800
					412,550

Health Care Equipment & Supplies – 1.8%
Auris Luxembourg II SA	8.00%	2	01/15/23	€ 100,000	122,777
ConvaTec Finance International SA (PIK 9.00%)	8.25%	2	01/15/19	200,000	201,875
VWR Funding Inc	4.63%	2	04/15/22	€ 125,000	139,163
					463,815

Health Care Providers & Services – 7.4%
Acadia Healthcare Co Inc	5.13%		07/01/22	145,000	145,362
Amsurg Corp	5.63%		07/15/22	125,000	127,525
Cerba European Lab SAS	7.00%		02/01/20	€ 100,000	119,492
DaVita HealthCare Partners Inc	5.00%		05/01/25	265,000	265,662
Envision Healthcare Corp	5.13%	2	07/01/22	125,000	129,063
ExamWorks Group Inc	5.63%		04/15/23	55,000	57,303
HCA Holdings Inc	6.25%		02/15/21	500,000	547,250
HomeVi SAS	6.88%		08/15/21	€ 100,000	120,707
Lifepoint Hospitals Inc	5.50%		12/01/21	125,000	131,700
Medi-Partenaires SAS	7.00%		05/15/20	€ 100,000	119,022
Tenet Healthcare Corp	4.75%		06/01/20	150,000	153,000
					1,916,086

Health Care Technology – 0.6%
IMS Health Inc	4.13%	2	04/01/23	€ 145,000	163,815

Hotels, Restaurants & Leisure – 2.8%
Churchill Downs Inc	5.38%		12/15/21	125,000	128,125
MGM Resorts International	5.25%		03/31/20	125,000	128,437
Pinnacle Entertainment Inc	7.75%		04/01/22	130,000	144,950
PortAventura Entertainment Barcelona BV	7.25%		12/01/20	€ 100,000	118,749
Six Flags Entertainment Corp	5.25%	2	01/15/21	205,000	213,200
					733,461

House hold Durables – 1.2%
Apex Tool Group LLC	7.00%	2	02/01/21	165,000	157,162
Tempur Sealy International Inc	6.88%		12/15/20	150,000	160,500
					317,662
The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedules of Investments

OAKTREE HIGH YIELD BOND FUND				April 30, 2015 (Unaudited)
	Rate		Maturity	Principal1	Fair Value $
Independent Power and Renewable Electricity Producers – 1.9%
Calpine Corp	5.38%		01/15/23	130,000	131,788
Dynegy Inc	6.75%	2	11/01/19	120,000	126,000
NRG Energy Inc	7.88%		05/15/21	230,000	246,882
					504,670

IT Services – 2.5%
Cardtronics Inc	5.13%	2	08/01/22	130,000	129,675
First Data Corp	8.25%	2	01/15/21	385,000	410,144
InterXion Holding NV	6.00%		07/15/20	€ 100,000	120,819
					660,638

Machinery – 1.1%
BlueLine Rental Finance Corp	7.00%	2	02/01/19	125,000	128,137
Milacron LLC	7.75%	2	02/15/21	150,000	156,750
					284,887

Media – 6.9%
Arqiva Broadcast Finance PLC	9.50%		03/31/20	£ 100,000	170,768
Cablevision Systems Corp	5.88%		09/15/22	130,000	138,287
CCO Holdings LLC	6.50%		04/30/21	55,000	57,255
CCO Holdings LLC	5.13%	2	05/01/23	165,000	163,762
Cequel Communications Holdings LLC	5.13%	2	12/15/21	130,000	131,138
DISH DBS Corp	5.88%		07/15/22	150,000	151,500
Numericable Group SA	5.63%		05/15/24	€ 125,000	148,771
Telenet Finance SCA	6.25%		08/15/22	€ 110,000	134,321
Time Inc	5.75%	2	04/15/22	205,000	200,772
Unitymedia Hessen GmbH & Co	5.63%		04/15/23	€ 103,500	126,529
Univision Communications Inc	6.75%	2	09/15/22	125,000	134,694
Univision Communications Inc	5.13%	2	05/15/23	65,000	66,056
Vougeot Bidco PLC	7.88%		07/15/20	£ 100,000	165,113
					1,788,966

Metals & Mining – 4.2%
ArcelorMittal	6.25%		03/01/21	200,000	210,000
Cliffs Natural Resources Inc	8.25%	2	03/31/20	85,000	83,725
Eldorado Gold Corp	6.13%	2	12/15/20	105,000	103,950
First Quantum Minerals Ltd	7.25%	2	05/15/22	200,000	187,000
HudBay Minerals Inc	9.50%		10/01/20	85,000	89,463
Novelis Inc	8.38%		12/15/17	145,000	150,981
SunCoke Energy Partners LP	7.38%	2	02/01/20	250,000	258,125
					1,083,244

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedules of Investments

OAKTREE HIGH YIELD BOND FUND				April 30, 2015 (Unaudited)
	Rate		Maturity	Principal1	Fair Value $
Oil, Gas & Consumable Fuels– 8.3%
Baytex Energy Corp	5.13%	2	06/01/21	150,000	147,000
Carrizo Oil & Gas Inc	6.25%		04/15/23	30,000	30,525
Chesapeake Energy Corp	6.63%		08/15/20	125,000	129,375
CIT GO Petroleum Corp	6.25%	2	08/15/22	125,000	123,125
Energy XXI Gulf Coast Inc	11.00%	2	03/15/20	90,000	86,850
Gulfport Energy Corp	6.63%	2	05/01/23	90,000	92,025
Harvest Operations Corp	6.88%		10/01/17	125,000	116,094
Laredo Petroleum Inc	5.63%		01/15/22	155,000	156,744
Linn Energy LLC	6.50%		05/15/19	10,000	8,775
Linn Energy LLC	6.25%		11/01/19	150,000	127,875
MarkWest Energy Partners LP	6.50%		08/15/21	200,000	211,000
Natural Resource Partners LP	9.13%		10/01/18	140,000	137,550
Oasis Petroleum Inc	6.88%		03/15/22	150,000	153,375
Regency Energy Partners LP	6.50%		07/15/21	130,000	138,450
Sabine Pass Liquefaction LLC	5.63%		02/01/21	125,000	128,464
Sabine Pass Liquefaction LLC	5.63%	2	03/01/25	35,000	35,306
Southern Star Central Corp	5.13%	2	07/15/22	150,000	156,750
Ultra Petroleum Corp	6.13%	2	10/01/24	125,000	110,937
Whiting Petroleum Corp	6.25%	2	04/01/23	75,000	77,767
					2,167,987

Paper & Forest Products – 0.7%
Reynolds Group Issuer Inc	6.88%		02/15/21	175,000	184,734

Personal Products – 1.1%
NBT Y Inc	9.00%		10/01/18	125,000	130,625
Prestige Brands Inc	5.38%	2	12/15/21	150,000	152,625
					283,250

Pharmaceuticals – 3.2%
Endo Finance LLC	5.75%	2	01/15/22	25,000	25,375
Endo Finance LLC	7.25%	2	01/15/22	120,000	127,500
Mallinckrodt International Finance SA	5.75%	2	08/01/22	175,000	181,344
Valeant Pharmaceuticals International Inc	7.25%	2	07/15/22	250,000	267,187
Valeant Pharmaceuticals International Inc	5.50%	2	03/01/23	40,000	40,500
Valeant Pharmaceuticals International Inc	5.88%	2	05/15/23	180,000	184,725
					826,631

Professional Services – 0.5%
IHS Inc	5.00%	2	11/01/22	125,000	125,625

Real Estate Investment Trusts (REITs) – 0.6%
Sabra Health Care LP	5.50%		02/01/21	150,000	159,750

Software – 0.9%
ACI Worldwide Inc	6.38%	2	08/15/20	150,000	158,250
Open T ext Corp	5.63%	2	01/15/23	80,000	83,200
					241,450

Specialty Retail – 3.0%
DBP Holding Corp	7.75%	2	10/15/20	145,000	121,800
Michaels Stores Inc	5.88%	2	12/15/20	150,000	156,375
Pendragon PLC	6.88%		05/01/20	£ 100,000	162,709
Rent-A-Center Inc	4.75%		05/01/21	150,000	133,500
Sally Holdings LLC	5.75%		06/01/22	195,000	207,675
					782,059

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedules of Investments

OAKTREE HIGH YIELD BOND FUND				April 30, 2015 (Unaudited)
	Rate		Maturity	Principal1	Fair Value $
Technology Hardware, Storage & Peripherals – 0.6%
NCR Corp	5.88%		12/15/21	150,000	154,313

Textile s, Apparel & Luxury Goods – 0.6%
Levi Strauss & Co	5.00%	2	05/01/25	105,000	105,459
Wolverine World Wide Inc	6.13%		10/15/20	55,000	58,713
					164,172

Trading Companies & Distributors – 3.8%
Ashtead Capital Inc	6.50%	2	07/15/22	200,000	215,126
HD Supply Inc	5.25%	2	12/15/21	200,000	208,250
International Lease Finance Corp	4.63%		04/15/21	160,000	169,200
Intrepid Aviation Group Holdings LLC	6.88%	2	02/15/19	110,000	104,225
Loxam SAS	7.38%		01/24/20	€ 100,000	121,268
United Rentals North America Inc	6.13%		06/15/23	125,000	131,656
United Rentals North America Inc	5.50%		07/15/25	50,000	50,840
					1,000,565

Transportation Infrastructure – 1.4%
Flexi-Van Leasing Inc	7.88%	2	08/15/18	95,000	97,850
gategroup Finance SA	6.75%		03/01/19	€ 100,000	117,900
Moto Finance PLC	6.38%	2	09/01/20	£ 100,000	157,720
					373,470

Wireless Telecommunication Services – 4.0%
Altice SA	7.25%		05/15/22	€ 100,000	116,496
Matterhorn Telecom SA	3.88%	2	05/01/22	€ 100,000	110,741
Sprint Corp	7.25%		09/15/21	320,000	322,000
Sprint Corp	7.63%		02/15/25	20,000	19,718
T -Mobile USA Inc	6.25%		04/01/21	250,000	262,188
Wind Acquisition Finance SA	7.00%		04/23/21	€ 165,000	198,435
					1,029,578

Total Corporate Bonds (Cost $25,033,887)					25,467,178

Bank Loans – 1.4%
Media – 0.6%
Formula One, Senior Secured 2nd Lien Term Loan, Tranche B3	7.75%	3	07/29/22	160,000	160,600

Metals & Mining – 0.4%
Murray Energy Corp, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	7.50%	3	04/19/20	105,000	104,212

Software – 0.4%
Evergreen Skills SARL, Secured 2nd Lien Term Loan	9.25%	3	04/28/22	100,000	96,583

Total Bank Loans (Cost $358,365)					361,395

Total Invetments – 99.2% (Cost $25,392,252)					25,828,573

Other Assets in Excess of Liabilities – 0.8%					215,210

Net Assets – 100.0%					26,043,783

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedules of Investments

OAKTREE HIGH YIELD BOND FUND
Forward Currency Exchange Contracts			April 30, 2015 (Unaudited)
Counterparty	Settlement Date	Currency Sold1	Currency Purchased1	Unrealized Appreciation (Depreciation) $
Bank of New York Mellon	06/03/15	£861,772	1,327,370	4,878
Bank of New York Mellon	06/03/15	€4,488,621	4,968,454	(73,856)
Bank of New York Mellon	06/03/15	58,041	€52,063	445
				$(68,533)

1	Unless otherwise noted, amount in U.S. Dollars
2
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional investors.  At April 30, 2015, the value of these securities amounted to $11,556,452 or 44.4% of net assets.

3	Variable rate security. Rate disclosed as of April 30, 2015.
PIK A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
€	Euro
£	British Pound

Country Breakdown

% of Net Assets
United States	71.5%
United Kingdom	6.0%
Germany	4.4%
Canada	4.3%
France	3.7%
Luxembourg	2.1%
Spain	1.8%
Italy	1.8%
Netherlands	1.4%
Switzerland	1.3%
Belgium	0.5%
Norway	0.4%
Other Assets in Excess of Liabilities	0.8%
100.0%

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedules of Investments

OAKTREE EMERGING MARKETS EQUITY FUND	April 30, 2015 (Unaudited)
	Shares		Fair Value $
Common Stock – 88.7%
Brazil – 7.6%
B2W Cia Digital	20,500	1	184,728
BB Seguridade Participacoes SA	23,400		269,807
BRF SA - ADR	14,100		302,727
Petroleo Brasileiro SA - ADR	42,900	1	407,550
			1,164,812

Chile – 0.6%
Banco Santander Chile - ADR	4,402		96,008

China – 28.1%
Anhui Conch Cement Co Ltd	38,000		153,644
ASM Pacific T echnology Ltd	17,500		195,322
China Cinda Asset Management Co Ltd	300,000	1	178,031
China Construction Bank Corp	219,000		212,591
China Overseas Land & Investment Ltd	58,000		241,592
China Pacific Insurance Group Co Ltd	59,900		324,674
China Shenhua Energy Co Ltd	58,000		150,629
China Unicom Hong Kong Ltd	186,000		349,332
Galaxy Entertainment Group Ltd	43,000		206,653
GCL-Poly Energy Holdings Ltd	541,000	1	163,616
Haier Electronics Group Co Ltd	66,581		191,529
Huadian Fuxin Energy Corp Ltd	192,000		103,270
Industrial & Commercial Bank of China Ltd	555,000		481,441
JD.com Inc - ADR	5,600	1	187,936
Lenovo Group Ltd	124,000		213,226
Luye Pharma Group Ltd	153,500	1	196,803
PetroChina Co Ltd	114,000		147,033
Sands China Ltd	35,200		143,489
Tencent Holdings Ltd	8,100		167,175
Tianhe Chemicals Group Ltd	668,000	1, 2	60,331
Trina Solar Ltd - ADR	18,800	1	229,548
			4,297,865

Hungary – 1.1%
OT P Bank PLC	7,409		163,829

India – 7.1%
Axis Bank Ltd - GDR	4,194		186,004
ICICI Bank Ltd - ADR	26,787		292,782
Larsen & Toubro Ltd - GDR	5,310		134,883
Reliance Industries Ltd - GDR	10,843	2	291,677
Tata Motors Ltd - ADR	4,500		185,355
			1,090,701

Indonesia – 2.0%
Bank Rakyat Indonesia Persero T bk PT	223,400		199,452
Indofood CBP Sukses Makmur T bk PT	99,300		100,776
			300,228

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedules of Investments

OAKTREE EMERGING MARKETS EQUITY FUND	April 30, 2015 (Unaudited)
	Shares		Fair Value $
Mexico – 7.3%
America Movil SAB de CV - ADR	8,800		183,832
Cemex SAB de CV - ADR	31,096	1	299,144
Grupo Financiero Banorte SAB de CV	30,300		171,882
Grupo Mexico SAB de CV	64,300		198,700
Grupo Televisa SAB - ADR	7,300	1	265,793
			1,119,351

Pakistan – 0.6%
United Bank Ltd	54,200		94,707

Philippines – 1.4%
Universal Robina Corp	42,520		207,353

Qatar – 0.8%
Industries Qatar QSC	3,230		128,167

Russia – 6.0%
Lukoil OAO - ADR	4,358		222,936
Magnit PJSC -GDR	5,129		281,390
Mobile T eleSystems OJSC - ADR	12,653		152,848
PhosAgro OAO - GDR	9,267		113,521
Yandex NV	7,900	1	151,996
			922,691

South Africa – 4.3%
AngloGold Ashanti Ltd - ADR	10,200	1	115,566
Discovery Ltd	16,649		184,763
Naspers Ltd	2,251		353,150
			653,479

South Korea – 9.2%
Hyundai Motor Co	1,346		211,242
Samsung Electronics Co Ltd	789		1,035,053
SK Hynix Inc	3,881		166,049
			1,412,344

Switzerland – 1.2%
Dufry AG	1,228	1	180,561

Taiwan – 8.0%
Delta Electronics Inc	29,000		174,507
Epistar Corp	104,000		162,451
Mega Financial Holding Co Ltd	173,000		153,877
Taiwan Semiconductor Manufacturing Co Ltd - ADR	23,100		564,564
Yuanta Financial Holding Co Ltd	283,000		164,488
			1,219,887

Thailand – 1.1%
Airports of T hailand PCL - NVDR	19,100		167,465

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedules of Investments

OAKTREE EMERGING MARKETS EQUITY FUND	April 30, 2015 (Unaudited)
	Shares	Fair Value $
Turke y – 2.3%
Coca-Cola Icecek AS	8,914	150,996
Turkiye Halk Bankasi AS	39,674	200,981
		351,977

Total Common Stocks (Cost $12,478,102)		13,571,425

Preferred Stock – 6.3%
Brazil – 6.3%
Cia Energetica de Minas Gerais - ADR	34,287	168,692
Itau Unibanco Holding SA - ADR	25,800	330,756
T elefonica Brasil SA - ADR	10,149	166,647
Vale SA - ADR	48,400	292,820
		958,915

Total Pre ferred Stocks (Cost $835,216)		958,915

Total Investments – 95.0% (Cost $13,313,318)		14,530,340

Other Assets in Excess of Liabilities – 5.0%		769,416

Net Assets – 100.0%		15,299,756

1	Non-income producing security
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. At April 30, 2015, the value of these securities amounted to $352,008 or 2.3% of net assets.
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
NVDR	– Non–Voting Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedules of Investments

OAKTREE EMERGING MARKETS EQUITY FUND	April 30, 2015 (Unaudited)

Country Breakdown

% of Net Assets
China	28.1%
Brazil	13.9%
South Korea	9.2%
Taiwan	8.0%
Mexico	7.3%
India	7.1%
Russia	6.0%
South Africa	4.3%
Turkey	2.3%
Indonesia	2.0%
Philippines	1.4%
Switzerland	1.2%
Thailand	1.1%
Hungary	1.1%
Qatar	0.8%
Chile	0.6%
Pakistan	0.6%
Other Assets in Excess of Liabilities	5.0%
100.0%

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Financial Statements

Statements of Assets and Liabilities	April 30, 2015 (Unaudited)
	Oaktree High Yield Bond Fund	Oaktree Emerging Markets Equity Fund
Assets
Investments, at fair value1	$25,828,573	$14,530,340
Dividends and interest receivable	360,217	12,090
Receivable for securities sold	210,286	388,045
Cash	409,029	497,452
Investment advisory expenses receivable	91,400	111,035
Prepaid expenses	81,854	81,854
Foreign currency, at fair value 2	65,780	481
Total assets	$27,047,139	$15,621,297

Liabilities
Payable for securities purchased	$744,521	$127,353
Professional expenses payable	94,063	94,063
Unrealized depreciation on forward currency exchange contracts	68,533	—
Fund administration and accounting expenses payable	38,075	28,456
Transfer agent expenses payable	20,738	17,088
Registration expenses payable	18,958	18,957
Accrued expenses	18,468	35,624
Total liabilities	1,003,356	321,541
Net Assets	$26,043,783	$15,299,756

Components of Net Assets
Paid-in capital	$25,128,721	$14,002,500
Undistributed (accumulated) net investment income (loss)	102,125	(855)
Accumulated net realized gain (loss)	449,779	81,084
Net unrealized appreciation (depreciation)	363,158	1,217,027
Net Assets	$26,043,783	$15,299,756

1 Investments, at cost	$25,392,252	$13,313,318
2 Foreign currency, at cost	$65,780	$478

Computation of net asset value
Institutional
Net assets	$24,871,203	$14,202,436
Shares outstanding (unlimited shares authorized)	2,384,922	1,265,927
Net asset value	$10.43	$11.22
Advisor
Net assets	$1,172,580	$1,097,320
Shares outstanding (unlimited shares authorized)	112,456	97,853
Net asset value	$10.43	$11.21

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Financial Statements

Statements of Operations	Period Ended April 30, 2015 (Unaudited)
	Oaktree High Yield Bond Fund 1	Oaktree Emerging Markets Equity Fund 1
Investment Income
Interest	$515,755	—
Dividends	—	31,062
Foreign taxes withheld	(139)	(5,194)
Total investment income	$515,616	$25,868

Expenses
Professional expenses	$126,563	$126,563
Trustees' expenses	64,726	64,726
Investment advisory expenses	56,436	19,998
Fund administration and accounting expenses	38,075	28,456
Transfer agent expenses	21,756	17,496
Registration expenses	18,957	18,957
Insurance expenses	8,506	8,506
Shareholder reporting expenses	6,329	6,329
Custodian expenses	5,549	22,191
Miscellaneous expenses	4,220	4,220
Total expenses	$351,117	$317,442
Less fees waived	(260,740)	(290,719)
Total expenses after fees waived	$90,377	$26,723
Net Investment Income (Loss)	$425,239	$(855)

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investments	$25,806	$81,084
Forward currency exchange contracts	424,056	—
Foreign currency transactions	(83)	—
	$449,779	$81,084
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	$436,321	$1,217,022
Forward currency exchange contracts	(68,533)	—
Foreign currency translations	(4,630)	5
	$363,158	$1,217,027
Net Realized and Unrealized Gain (Loss)	812,937	1,298,111
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,238,176	$1,297,256

1 Commencement of operations on December 16, 2014

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Financial Statements

Statements of Changes in Net Assets	Period Ended April 30, 2015 (Unaudited)
	Oaktree High Yield Bond Fund 1	Oaktree Emerging Markets Equity Fund 1
Operations
Net investment income (loss)	$425,239	$(855)
Net realized gain (loss)	449,779	81,084
Net change in unrealized appreciation (depreciation)	363,158	1,217,027
Net increase (decrease) in net assets resulting from operations	$1,238,176	$1,297,256

Distributions to Shareholders
Net investment income
Institutional	$(309,614)	—
Advisor	(13,500)	—
Decrease in net assets resulting from distributions to shareholders	$(323,114)	—

Capital Share Transactions
Institutional	$24,000,000	$13,000,000
Advisor	1,128,721	1,002,500
Increase (decrease) in net assets resulting from capital share transactions	$25,128,721	$14,002,500

Net Assets
Total increase (decrease) in net assets	$26,043,783	$15,299,756
Beginning of period	—	—
End of period	$26,043,783	$15,299,756
Undistributed (accumulated) net investment income (loss)	$102,125	$(855)

Transactions in capital stock were as follows:
Institutional	Shares
Shares sold	2,384,922	1,265,927
Net increase (decrease)	2,384,922	1,265,927
Advisor
Shares sold	112,338	97,853
Shares issued in reinvestment of distributions	118	—
Net increase (decrease)	112,456	97,853

Total net increase (decrease)	2,497,378	1,363,780

	Amount
Institutional
Shares sold	$24,000,000	$13,000,000
Net increase (decrease)	$24,000,000	$13,000,000
Advisor
Shares sold	$1,127,500	$1,002,500
Shares issued in reinvestment of distributions	1,221	—
Net increase (decrease)	$1,128,721	$1,002,500
Total net increase (decrease)	$25,128,721	$14,002,500

1 Commencement of operations on December 16, 2014

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Financial Statements

Financial Highlights					Period Ended April 30, 2015 (Unaudited)
	Oaktree High Yield Bond Fund				Oaktree Emerging Markets Equity Fund
	Institutional		Advisor		Institutional		Advisor
Per Share Operating Performance
Net asset value, beginning of period	$10.00	1	$10.00	1	$10.00	1	$10.00	1
Net investment income (loss) 2	0.17		0.16		—		(0.01)
Net realized and unrealized gain (loss)	0.39		0.39		1.22		1.22
Net increase (decrease) from investment operations	0.56		0.55		1.22		1.21
Distributions from net investment income	(0.13)		(0.12)		—		—
Total distributions	(0.13)		(0.12)		—		—
Net asset value, end of period	$10.43		$10.43		$11.22		$11.21

Total Return
Total investment return based on net asset value	5.61%	3	5.54%	3	12.20%	3	12.10%	3

Ratios to Average Net Assets
Expenses, after fees waived	0.95%	4	1.20%	4	1.25%	4	1.50%	4
Expenses, before fees waived	3.73%	4	3.99%	4	15.08%	4	15.35%	4
Net investment income	4.55%	4	4.27%	4	-0.02%	4	-0.26%	4

Supplemental Data
Net assets, end of period (000's)	$24,871		$1,173		$14,202		$1,097
Portfolio turnover rate	17%	3	17%	3	38%	3	38%	3

1 Commencement of operations on December 16, 2014
2 Based on average shares outstanding
3 Not annualized
4 Annualized

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Notes to the Financial Statements
April 30, 2015 (Unaudited)

1.	Organization

The Oaktree High Yield Bond Fund (“High Yield Fund”) and the Oaktree Emerging Markets Equity Fund (“Emerging Markets Fund”) (each a “Fund”, collectively the “Funds”) are each a series of shares of beneficial interest of Oaktree Funds (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-ended management investment company.

The Funds’ commencement of operations and investment objectives are as follows:

Fund	Commencement of Operations	Investment Objective
High Yield Fund	December 16, 2014	Provide current income and capital appreciation

Emerging Markets Fund	December 16, 2014	Provide capital appreciation

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.”

2.	Summary of Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, as well as the reported amounts of income and expenses during the period then ended.  Actual results could differ from these estimates.

Security Valuation

GAAP establishes a hierarchal disclosure framework that prioritizes the inputs used in measuring financial instruments at fair value into three levels based on their market observability. Market price observability is affected by a number of factors, such as the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available quoted prices from an active market or for which fair value can be measured based on actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment inherent in measuring fair value.  These inputs are summarized in the three broad levels listed below:

●	Level 1: Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.

●
Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs are directly or indirectly observable.

Oaktree Funds

Notes to the Financial Statements
April 30, 2015 (Unaudited)

●
Level 3: Valuations for which one or more significant inputs are unobservable. These inputs reflect the Funds' assessment of the assumptions that market participants use to value the investment based on the best available information

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by the Pricing Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The Funds account for the transfer of assets into or out of each fair-value hierarchy level as of the beginning of the reporting period.

All equity securities traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the security will be valued at the mean between the most recent quoted bid and asked prices.

Funds that invest in equity securities that are traded primarily on non-U.S. exchanges or markets use a pricing service to provide fair value pricing data with respect to certain security holdings.  The pricing service covers most equity securities traded outside of the United States for which there are more than 180 days of pricing history.  The use of the pricing service is designed to capture events after a foreign exchanges closes that may affect the value of certain holdings of certain Funds' securities traded on those foreign exchanges.

Foreign equity and debt securities are priced in their local currencies as of the close of their primary exchange or market, or as of the Valuation Time, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by a pricing service.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange.  Debt securities are valued in accordance with prices supplied by an approved pricing service.  pricing services may use various valuation methodologies, including but not limited to: a) the mean between the bid and asked prices; b) matrix pricing; c) other analytical pricing models; and d) market transactions and dealer quotations.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities.  Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

Forward currency exchange contracts are valued at the mean between the bid and asked prices.  Quotations are available from a pricing service for regularly scheduled settlement dates.

Oaktree Funds

Notes to the Financial Statements
April 30, 2015 (Unaudited)

The Board of Trustees (the “Board”) has delegated certain functions to the Pricing Committee with respect to the valuation of the Funds’ holdings.  The Pricing Committee is comprised of employees of Oaktree Capital Management, L.P. (the “Adviser”).  The Board has directed the Pricing Committee to monitor pricing and valuation matters at the direction of the Board.  The Pricing Committee determines the fair value of holdings for which price quotations are not readily available or are deemed unreliable, or for which an approved valuation method is inappropriate.

The following is a summary of the fair valuations according to the inputs used to value the Funds' investments as of April 30, 2015:

Category	High Yield Fund	Emerging Markets Fund

Investments in Securities1, 2

Level 1
Common Stock	—	$4,946,675
Preferred Stock	—	958,915
Total Level 1	—	$5,905,590

Level 2
Corporate Bonds	$25,467,178	—
Bank Loans	361,395	—
Common Stock	—	$8,564,419
Total Level 2	$25,828,573	$8,564,419

Level 3
Common Stock	—	$60,331
Total Level 3	—	60,331
Total	$25,828,573	$14,530,340

Other Financial Instruments2

Level 1
Total Level 1	—	—

Level 2
Forwards	$(68,533)	—
Total Level 2	$(68,533)	—

Level 3
Total Level 3	—	—
Total	$(68,533)	—
1 See the Schedules of Investments for further disaggregation of investment categories.
2 There were no transfers between levels during the reporting period.

Foreign Currency

The Funds’ books and records are maintained in U.S. dollars.  Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.  The Funds isolate the portion of results of

Oaktree Funds

Notes to the Financial Statements
April 30, 2015 (Unaudited)

operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held and it is reported on the Funds’ statement of operations.

Investment Transactions

Investment transactions are recorded on the trade date.  Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Allocation of Expenses

Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class.  Other operating expenses shared by both funds are prorated among those funds on the basis of relative net assets or other appropriate methods.  Expenses directly related to a Fund and other shared expenses prorated to a Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

Distributions to Shareholders

Distributions paid by the Funds are recorded on the ex-dividend date.  The character and timing of distributions are determined in accordance with federal income tax regulation, which may differ from GAAP.

Indemnifications

Under the Funds’ organizational documents, officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred, and may not occur.  However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

3.	Derivative Financial Instruments

Forward Currency Exchange Contracts

The Funds may enter into forward currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies.  A forward currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date.  Forward currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currencies, in which the Funds have an unrealized gain or loss.  When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.  The use of forward currency exchange contracts involves the risk that the value of a forward currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Oaktree Funds

Notes to the Financial Statements
April 30, 2015 (Unaudited)

For the period ended April 30, 2015 the average quarterly balances of outstanding derivative financial instruments were as follows:

Average Notional Balance	High Yield Fund
Forward currency exchange contracts	$5,842,948

The effect of derivative financial instruments on the statements of operations for the period ended April 30, 2015, was as follows:

	High Yield Fund
	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Forward currency exchange contracts	$424,056	$(68,533)

4.	Investment Advisory Agreement

Oaktree Capital Management, L.P. (“Oaktree” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment management agreement (the “Investment Management Agreement”) with the Trust, on behalf of the Funds.  As the Funds’ investment adviser, Oaktree provides certain management and investment advisory services for the Funds, including managing the investment of each Fund’s assets on a discretionary basis.  Under the Investment Management Agreement, each Fund pays the Adviser a monthly fee at an annual rate of each Fund’s average daily net assets at (the “Management Fee”) in the following chart.

The Adviser has contractually agreed to limit the Funds’ ordinary operating expenses so that its ratio of such expenses to average net assets will not exceed the following ratios (the “Expense Caps”).  For the purposes of the expense limitation agreement between the Adviser and the Funds, “ordinary operating expenses” excludes acquired fund fees and expenses, interest, taxes, organizational expenses, brokerage commissions, other investment-related costs and non-routine or extraordinary expenses.  Each Fund’s expense limitation is expected to apply until at least December 2017.

		Annual Expense Cap
Fund	Annual Management Fee	Institutional	Advisor
High Yield Fund	0.60%	0.95%	1.20%

Emerging Markets Fund	0.95%	1.25%	1.50%

Any waivers and/or reimbursements made by Oaktree with respect to a Fund are subject to recoupment from the Fund within three years after the end of the fiscal year during which such fees were waived or expenses reimbursed, provided that such recoupment does not cause any class of any Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed.  As of April 30, 2015, the Adviser has waived fees as follows:

Oaktree Funds

Notes to the Financial Statements
April 30, 2015 (Unaudited)

Fund	Recoupment Amount Expiring October 31, 2018
High Yield Fund	$260,740

Emerging Markets Fund	290,719

5. Purchases And Sales

For the period ended April 30, 2015, purchases and sales of investments, excluding short-term securities, were as follows:

Fund	Purchases	Sales
High Yield Fund	$29,663,482	$4,286,546

Emerging Markets Fund	$15,632,371	$2,400,220

6. Income Tax Information

The Funds intend to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds commenced operations on December 16, 2014, and therefore have no prior tax years.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date of the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Oaktree Funds

Expense Example
April 30, 2015 (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory expenses; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on a hypothetical investment of $1,000 invested on November 1, 2014 and held through April 30, 2015.

The expense examples provide information about actual account values based on actual returns and expenses.  You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1, and then multiply the result by the number under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

The expense examples also provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional expenses, if any. Therefore, the hypothetical information in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual			Hypothetical (5% return before expenses)
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value April 30, 2015	Expenses Paid During Period1	Beginning Account Value	Ending Account Value April 30, 2015	Expenses Paid During Period1
Oaktree High Yield Bond Fund
Institutional	0.95%	$1,000.00	$1,056.10	$3.61	$1,000.00	$1,024.79	$4.77
Advisor	1.20	1,000.00	1,055.40	4.56	1,000.00	1,024.79	6.02

Oaktree Emerging Markets
Equity Fund
Institutional	1.25%	$1,000.00	$1,121.00	$4.90	$1,000.00	$1,024.79	$6.28
Advisor	1.50	1,000.00	1,121.00	5.88	1,000.00	1,024.79	7.53
1
Expenses are equal to the Funds’ annualized expense ratio, for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).  The actual dollar amounts shown as expenses for the Funds are multiplied by 135/365, which is based on the date of inception (December 16, 2014).

Oaktree Funds

Additional Information
April 30, 2015 (Unaudited)

Board Approval of the Continuation of the Investment Management Agreement

At a meeting held on December 11, 2014 and December 12,2014, the Board of trustees of the Oaktree Funds (the “Trust”), including a majority of the trustees who are not “interested persons” as defined under the Investment Company Act of 1940, as amended (“Independent Trustees”), unanimously voted to approve the investment management agreement between the Trust, on behalf of the Oaktree High Yield Bond Fund (the “HYB Fund”) and the Oaktree Emerging Markets Equity Fund (the “EME Fund”) (each a “Fund” and together, the “Funds”), and Oaktree Capital Management, L.P. (“OCM” or the “Adviser”).

In considering the approval of the investment management agreement (the “Agreement”) in connection with each of the Funds, the Independent Trustees were advised by independent legal counsel, who assisted the Independent Trustees with the evaluation of comparative data regarding advisory fees, anticipated expense ratios (before and after the proposed fee waiver and expense cap agreement (“Expense Cap”)) and composite investment performance of the HYB and EME strategy accounts managed by OCM with those of mutual funds with similar investment objectives (“Peer Funds”).

It was noted that the Board reviewed substantial information regarding OCM, including its management, investment performance, organizational structure, operations and investment processes. In connection with their consideration of the Agreement, the Independent Trustees had requested and evaluated extensive information and materials from OCM and other sources, including, among other items: (a) the discretionary investment advisory services to be provided by OCM; (b) the breadth and experience of the investment management and research staff of OCM; (c) financial statements for the last two fiscal years of OCM; (d) the Forms ADV of OCM; (e) the compliance program of OCM with respect to the Funds; (f) the fees charged to institutional and other clients relative to fees to be charged to each of the Funds by OCM; (g) the resources that would be devoted to compliance with respect to each of the Funds’ (i) investment policy, (ii) investment restrictions, (iii) policies on personal securities transactions, and (iv) other policies and procedures that would form OCM’s compliance program with respect to each of the Funds; and (h) OCM’s responsibilities overseeing the Funds’ service providers.

With the assistance of independent legal counsel, the Board considered all factors deemed relevant respecting OCM, including, but not limited to: the nature and quality of services to be provided; investment performance relative to appropriate Peer Funds and indices; skills, breadth of experience and capabilities of personnel, including continued employment of key personnel; stability of management; comparative data on proposed fees and expenses; potential economies of scale; commitments to provide a contractual Expense Cap with respect to each of the Funds; potential benefits to OCM from its proposed relationships to the Funds, including revenues to be derived from services provided to each Fund by OCM affiliates, if any; and potential benefits to each of the Funds and its shareholders of receiving research services, if any, from broker/dealer firms in connection with the allocation of portfolio transactions to such firms.

It was noted that in determining to approve the Agreement, the Board considered the following factors:

The Nature, Extent and Quality of the Proposed Investment Management Services. The Board considered the nature and quality of investment management services to be provided by OCM, the expertise and investment experience of the investment management personnel who would provide these services, and the extensive research resources and credit analysts available to the portfolio management teams. In addition to the investment research and advisory services, the Board considered the internal controls and compliance resources of OCM as well as the service provider oversight and day-to-day operational responsibilities that would be provided by OCM, including OCM personnel serving as officers of the Funds.

Oaktree Funds

Additional Information
April 30, 2015 (Unaudited)

The Board considered the additional services that OCM would provide to each of the Funds that were not provided to OCM’s institutional and other clients. The Board noted the proposed investment management, compliance and administrative services that OCM would provide to the Funds. In addition, the Board considered the other direct and indirect benefits to each of the Funds, such as the Expense Cap arrangement with OCM.

The Board determined that the proposed investment management services to be provided by OCM would be in the best interests of each of the Funds and their respective shareholders.

Investment Performance. The Board reviewed information about each of the Funds’ investment objectives, investment strategies and techniques, and met with the proposed portfolio management teams for each of the Funds.

The Board reviewed the composite investment performance of the HYB and EME accounts managed by OCM (the “Composites”). OCM stated its belief that the accounts in the respective Composites had an investment objective, policies and restrictions that were substantially similar to those of the HYB Fund and the EME Fund, and that the accounts in each of the Composites had been managed in substantially the same way that the HYB Fund and the EME Fund would be managed by OCM. It was noted that OCM had prepared the Composites’ performance in compliance with Global Investment Performance Standards (“GIPs”) and that this methodology differed from the guidelines of the SEC for calculating performance of mutual funds.

The Board noted that the net investment performance of the HYB Composite, when compared with the performance of the Bank of America / Merrill Lynch Non-Financial Developed Markets High Yield Constrained Index – USD Hedged (the “HYB benchmark index”), was below the HYB benchmark index for the year-to-date period ended 10/31/14, but was above the HYB benchmark index for the one- and three-year calendar periods ending December 31, 2013 and since inception (11/30/10). The Board noted that the investment performance of the HYB Composite Net, when compared to the performance of the Peer Funds, was below the median performance for the year-to-date period ended 10/31/14, but was above the median performance of the Peer Funds for the one- and three-year calendar periods ended December 31, 2013 and since inception (11/30/10).

The Board noted that the net investment performance of the EME Composite, when compared with the performance of the MSCI Emerging Markets Index Net (the “EME benchmark index”), was below the EME benchmark index for the year-to-date period ended 10/31/14, but was above the EME benchmark index for the one-year calendar period ending December 31, 2013 and since inception (7/31/11). The Board noted that the investment performance of the EME Composite Net, when compared to the performance of the Peer Funds, was below the median performance for the year-to-date period ended 10/31/14, but was above the median performance of the Peer Funds for the one-year calendar period ended December 31, 2013 and since inception (7/31/11). The Board noted the limited performance history of the EME Composite.

It was noted that the HYB Fund’s and the EME Fund’s actual performance would vary from the past performance of the Composites. Differences in asset size and cash flows would result in different security selections, differences in relative weightings of securities or differences in prices paid for particular portfolio holdings. The Trustees also noted that the managed accounts in the Composite were not subject to certain investment limitations, diversification requirements, specific tax restrictions and other requirements under the 1940 Act and the Internal Revenue Code of 1986, as amended, that the Funds would be subject to, which, had they applied, might have adversely affected the performance of each of the Composites. The Trustees did not consider the performance data in the Composites as a substitute for the performance of the Funds, nor as an indication of future performance of the Funds.

Profits and Costs of OCM; Expense Ratios of the Funds. The Board noted the startup costs involved with the Funds and the initial anticipated lack of profitability.

Oaktree Funds

Additional Information
April 30, 2015 (Unaudited)

The Board reviewed comparative fee information regarding the fees OCM charged institutional and other clients with similar investment strategies. The Board considered the proposed fee to be charged to the HYB Fund and the EME Fund in the light of the services that OCM would provide to the Funds. It was noted that OCM would provide additional services to the Funds that OCM had not provided to its institutional  and other clients (including certain sub-advised funds). In addition, the Board considered the proposed fees to be paid to OCM for the investment management, compliance, operational and administrative services OCM would provide to each of the Funds.

The Board discussed the terms of the revised proposed Expense Caps to be provided by OCM, as well as the clawback provisions. The Board considered OCM’s proposal to provide contractual Expense Caps for the Funds so that their respective total operating expenses would be 0.95% and 1.20% for the HYB Fund Institutional Class and HYB Fund Advisor Class, respectively, and would be 1.25% and 1.50% for the EME Fund Institutional Class and EME Fund Advisor Class, respectively.

The Board reviewed the proposed investment advisory fee and the expense ratio before Rule 12b-1 fees, but after the Expense Cap, for the Funds and compared them with fees and expense ratios of their respective Peer Funds. It was noted that the proposed investment advisory fee for the HYB Fund and the EME Fund of 0.60% and 0.95%, respectively, were below the median investment advisory fees for the Peer Funds (with assets under management of $25-499 million).

It was noted that the contractual Expense Cap of 0.95% for the HYB Fund Institutional Class was slightly below the median total expense ratio (excluding 12b-1 fees) of the HYB Peer Funds (with assets under management of $25-49 million) and that the contractual Expense Cap of 1.25% for the EME Fund Institutional Class was below the median total expense ratio (excluding 12b-1 fees) of the EME Peer Funds (with assets under management of $25-49 million).

Based on the information it reviewed, the Board, including a majority of the Independent Trustees, concluded that the proposed investment advisory fees were reasonable in relation to the services to be provided and would be in the best interests of each of the Funds and its respective shareholders.

Economies of Scale. The Board considered the proposed investment advisory fees, noting that they did not contain breakpoints. It was noted that the Board would have an opportunity to revisit the level at which breakpoints are established on the Funds at the time the Board considers advisory contract renewal. The Board noted the existence of the Expense Caps and determined that it was premature to discuss breakpoints.

Conclusion. The Board concluded that the investment management agreement should be approved for an initial term of two years and subject to annual review and approval thereafter. The Board determined that entering into the investment advisory agreement with OCM was in the best interests of the HYB Fund, the EME Fund and their shareholders. In reaching their determination, the Trustees did not identify any particular information that was controlling, and it is likely that each Trustee individually attributed different weights to the various factors considered.

Oaktree Funds

Additional Information
April 30, 2015 (Unaudited)

Availability of Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov or may also be accessed through the Commission’s Public Reference Room (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330).  The Funds’ Form N-Q is also available without charge, upon request, by calling 855-OAK-FUND.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 855-OAK-FUND and on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 855-OAK-FUND or on the SEC’s website at http://www.sec.gov.

Householding

In an effort to decrease costs, the Funds will reduce the number of duplicate shareholder documents, including prospectuses, annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Funds at 855-OAK-FUND to request individual copies of these documents.

Oaktree Funds

Investment Adviser:
Oaktree Capital Management, L.P.
333 South Grand Avenue
28th Floor
Los Angeles, CA 90071

Contact Information:
www.oaktreefunds-us.com
855-OAK-FUND

Independent Registered Public Accounting Firm:
Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, MN 55402

Legal Counsel:
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019-6099

Distributor:
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Administrator, Fund Accountant and Transfer Agent:
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Custodian:
Bank of New York Mellon
One Wall Street
New York, NY 10286

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Oaktree Funds

By (Signature and Title)	/s/ John Sweeney
John Sweeney, President

Date	July 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ John Sweeney
John Sweeney, President

Date	July 8, 2015

By (Signature and Title) *	/s/ Susan Gentile
Susan Gentile, Chief Financial Officer

Date	July 8, 2015